Intangible Assets - Schedule of Independent Market Values of Each Vessel (Details) - EUR (€) € in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Intangible Assets
Recoverable amount	€ 5,454	€ 1,192	€ 669
Excess values (recoverable amount less carrying amount)	2,498	228	58
WTGFIV
Intangible Assets
Recoverable amount	5,099	1,103	574
Excess values (recoverable amount less carrying amount)	2,457	227	58
O&MV
Intangible Assets
Recoverable amount	355	89	95
Excess values (recoverable amount less carrying amount)	€ 41	€ 1	€ 0